SHARE CAPITAL (Tables)	3 Months Ended
Mar. 31, 2023
SCHEDULE OF STOCK OPTIONS OUTSTANDING

A summary of the stock options outstanding for the three months ended March 31, 2023 are summarized as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2022	-	-
Granted during the period	895,000	1.16
Exercised during the period	(290,000)	$0.82
Granted during the period	10,000	$6.20
Outstanding at March 31, 2023 and December 31, 2022	615,000	$1.41
Exercisable at December 31, 2022	612,500	$1.39

Exercisable at March 31, 2023	615,000	$1.41

SCHEDULE OF ADDITIONAL STOCK OPTIONS OUTSTANDING

Additional information regarding stock options outstanding as of March 31, 2023, is as follows:

Outstanding		Exercisable
Number of stock options	Weighted average remaining contractual life (years)	Weighted Average Exercise Price	Number of stock options	Weighted Average Exercise Price

250,000	3.00	$0.82	250,000	$0.82
240,000	3.25	$1.22	240,000	$1.22
115,000	3.58	$2.65	115,000	$2.65
10,000	4.25	$6.20	10,000	$6.20

615,000	3.23	$1.41	615,000	$1.41

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS

Details of the fair value of options granted and the assumptions used in the Black-Scholes option pricing model are as follows:

	2023	2022
Weighted average fair value of options granted	$-	$3.96
Risk-free interest rate	-	3.56%
Estimated life (in years)	-	5
Expected volatility	-	75.91%
Expected dividend yield	-	0%